INVESTMENTS (Details) - EBP 016 - USD ($)	Mar. 31, 2026	Mar. 31, 2025
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Fair value	$ 0	$ 2,418,738
Investment, Identifier [Axis]: Columbus McKinnon Corporation
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of shares (in shares)	0	142,867
Cost	$ 0	$ 1,846,989
Fair value	$ 0	$ 2,418,738